RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense	$ 340,000,000	$ 269,000,000	$ 224,000,000
Deposits, classified as cash and cash equivalents	384,000,000	519,000,000
Dividends recognised as distributions to owners		(12,000,000)
Hedges of net investment in foreign operations
Disclosure of transactions between related parties [line items]
Derivative financial assets	5,000,000	21,000,000
Derivative financial liabilities	27,000,000	1,000,000
Parent company
Disclosure of transactions between related parties [line items]
Selling, general and administrative expense	0	6,000,000	6,000,000
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	384,000,000	519,000,000
Interest income on deposits	6,000,000	1,000,000
Base management fee expense	33,000,000	12,000,000
Dividends recognised as distributions to owners	142,000,000	0
Parent company | Hedges of net investment in foreign operations
Disclosure of transactions between related parties [line items]
Derivative financial assets	0	12,000,000
Derivative financial liabilities	0	0
Parent company | Hedges of net investment in foreign operations | Elected for hedge accounting
Disclosure of transactions between related parties [line items]
Unrealised gain (loss) on hedging instrument	$ 0	$ 9,000,000	$ 0